Document and Entity Information	Feb. 14, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	BERKSHIRE HATHAWAY INC
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0001067983
Document Type	8-K
Document Period End Date	Feb. 14, 2022
Entity File Number	001-14905
Entity Tax Identification Number	47-0813844
Entity Address, Address Line One	3555 Farnam Street
Entity Address, City or Town	Omaha
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68131
City Area Code	(402)
Local Phone Number	346-1400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A Common Stock 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock
Trading Symbol	BRK.A
Security Exchange Name	NYSE
Class B Common Stock 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class B Common Stock
Trading Symbol	BRK.B
Security Exchange Name	NYSE
M 0.750 Senior Notes Due 20234 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.750% Senior Notes due 2023
Trading Symbol	BRK23
Security Exchange Name	NYSE
M 1.125 Senior Notes Due 2027 Member 12 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.125% Senior Notes due 2027
Trading Symbol	BRK27
Security Exchange Name	NYSE
M 1.625 Senior Notes Due 20355 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.625% Senior Notes due 2035
Trading Symbol	BRK35
Security Exchange Name	NYSE
M 1.300 Senior Notes Due 20246 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.300% Senior Notes due 2024
Trading Symbol	BRK24
Security Exchange Name	NYSE
M 2.150 Senior Notes Due 20287 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.150% Senior Notes due 2028
Trading Symbol	BRK28
Security Exchange Name	NYSE
M 0.625 Senior Notes Due 20233 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.625% Senior Notes due 2023
Trading Symbol	BRK23A
Security Exchange Name	NYSE
M 0.000 Senior Notes Due 20258 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.000% Senior Notes due 2025
Trading Symbol	BRK25
Security Exchange Name	NYSE
M 2.375 Senior Notes Due 20399 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.375% Senior Notes due 2039
Trading Symbol	BRK39
Security Exchange Name	NYSE
M 0.500 Senior Notes Due 204110 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.500% Senior Notes due 2041
Trading Symbol	BRK41
Security Exchange Name	NYSE
M 2.625 Senior Notes Due 205911 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.625% Senior Notes due 2059
Trading Symbol	BRK59
Security Exchange Name	NYSE